The following table summarizes information of warrants outstanding as at December 31, 2024 (Details)	6 Months Ended
Dec. 31, 2024 $ / shares shares
Share options [member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding | shares	995,000
Share options [member] | February 17, 2025 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding | shares	75,000
Share options [member] | March 31, 2026 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding | shares	500,000
Share options [member] | November 19, 2026 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding | shares	184,000
Share options [member] | September 21, 2028 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding | shares	86,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 5.94
Weighted Averages Remaining Contractual Life	1 year 3 months 29 days
Warrants [member] | February 17, 2025 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 3.00
Weighted Averages Remaining Contractual Life	1 month 17 days
Exercise Price	$ 4.00
Exercise Price	5.00
Warrants [member] | March 31, 2026 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 2.50
Weighted Averages Remaining Contractual Life	1 year 3 months
Warrants [member] | November 19, 2026 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 9.375
Weighted Averages Remaining Contractual Life	1 year 10 months 24 days
Warrants [member] | September 21, 2028 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 2.67
Weighted Averages Remaining Contractual Life	3 years 8 months 23 days